CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accumulated depreciation on vessels and equipment	$ 251.4	$ 203.6
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares outstanding	83,591,030	83,591,030
Class A [Member]
Common stock, shares authorized	200,000,000
Common stock, shares issued	71,100,000	71,100,000
Common stock, shares outstanding	71,100,000	71,100,000
Class B [Member]
Common stock, shares authorized	100,000,000
Common stock, shares issued	12,500,000	12,500,000
Common stock, shares outstanding	12,500,000	12,500,000